STOCK OPTION PLANS (Details) (USD $)	12 Months Ended
Sep. 30, 2014
No. of Options Issued	14,750,000
Remaining Contractual Life(Years)	8 years 11 months 27 days
2013 Share Incentive Plan [Member]
Issued Date	2014-05-29
No. of Options Issued	12,750,000
Exercise Price	0.15
Share Price on Grant Date	0.18
Expiry Date	May 29, 2014
Remaining Contractual Life(Years)	9 years 8 months 1 day
2013 Plan [Member]
Issued Date	2014-05-29
No. of Options Issued	2,000,000
Exercise Price	0.20
Share Price on Grant Date	0.18
Expiry Date	May 29, 2014
Remaining Contractual Life(Years)	4 years 8 months 1 day